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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2008
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA variable annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

The corresponding sections of the prospectus are modified as follows:

PURCHASE

The following paragraph is added under PURCHASE PAYMENTS:

If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payments to you, or there may be a delay in applying the Purchase Payment or transaction to your Contract.

INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers, LLC) or subadviser of an investment portfolio or its affiliates may make payments to us and/or certain affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the contracts and, in our role as intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers Met Investors Advisory LLC and MetLife Advisers, LLC, which are formed as "limited liability companies." Our ownership interests in Met Investors Advisory LLC and MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an investment portfolio. We will benefit accordingly from assets allocated

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to the investment portfolios to the extent they result in profits to the advisers.

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 plan, if any, is described in more detail in the investment portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

HOW WE SELECT THE INVESTMENT PORTFOLIOS. We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of contract value to such investment portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class C as noted) portfolios are available under the contract:

 American Funds Balanced Allocation Portfolio (Class C)
 American Funds Bond Portfolio (Class C)
 American Funds Growth Allocation Portfolio (Class C)
 American Funds Growth Portfolio (Class C)
 American Funds International Portfolio (Class C)
 American Funds Moderate Allocation Portfolio (Class C)
 BlackRock High Yield Portfolio
 Clarion Global Real Estate Portfolio (formerly Neuberger Berman Real Estate
   Portfolio)
 Harris Oakmark International Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason Partners Aggressive Growth Portfolio
 Legg Mason Value Equity Portfolio
 Loomis Sayles Global Markets Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/AIM Small Cap Growth Portfolio
 Met/Franklin Mutual Shares Portfolio
 Met/Franklin Templeton Founding Strategy Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Rainier Large Cap Equity Portfolio
 RCM Technology Portfolio
 T. Rowe Price Mid Cap Growth Portfolio
 Third Avenue Small Cap Value Portfolio
 Turner Mid Cap Growth Portfolio
 Van Kampen Comstock Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Aggressive Strategy Portfolio

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife

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Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E as noted) portfolios are available under the contract:

 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Harris Oakmark Focused Value Portfolio
 Jennison Growth Portfolio
 MetLife Stock Index Portfolio
 Western Asset Management U.S. Government Portfolio

MARKET TIMING
Frequent requests from Contract Owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (E.G., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (I.E., the American Funds International Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS Research International Portfolio and Third Avenue Small Cap Value Portfolio) and we monitor transfer activity in those investment portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.

We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that Contract to be submitted with an original signature.

Transfers made under a dollar cost averaging program or a rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict

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strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the investment portfolio prospectuses for more details.

EXPENSES

The following sentence is added under WITHDRAWAL CHARGE:

The withdrawal charge may apply to a full or partial withdrawal of your contract value pursuant to a request to divide the assets of the contract due to a divorce.

DEATH BENEFIT

The following sentence is added under UPON YOUR DEATH:

Because the death benefit must be distributed within the time periods required by the Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are only available to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.

OTHER INFORMATION

The following paragraph is added under DISTRIBUTOR:

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by Met Investors Advisory LLC, which is an affiliate of First MetLife Investors. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class C as noted) portfolios are available under the contract:

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

AMERICAN FUNDS BOND PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to maximize current income and preserve capital.

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks growth of capital.

AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to achieve growth of capital.

AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to achieve growth of capital.

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: Seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO (formerly Neuberger Berman Real Estate Portfolio)

SUBADVISER: ING Clarion Real Estate Securities, L.P. (formerly Neuberger Berman Management, Inc.)

INVESTMENT OBJECTIVE: Seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks high total investment return through a combination of capital appreciation and income.

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LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Aim Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Primarily seeks capital appreciation and secondarily seeks income.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

RAINIER LARGE CAP EQUITY PORTFOLIO

SUBADVISER: Rainier Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

TURNER MID CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners

INVESTMENT OBJECTIVE: Seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

INVESTMENT OBJECTIVE: Seeks capital growth and income.

METLIFE DEFENSIVE STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: Seeks to provide a high level of current income with growth of capital a secondary objective.

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METLIFE MODERATE STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: Seeks to provide high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: Seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

SUBADVISER: N/A

INVESTMENT OBJECTIVE: Seeks to provide growth of capital.

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E as noted) portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

SUPP-408 VAOLDNY
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